OPERATING LEASES	3 Months Ended
Mar. 31, 2018
Leases [Abstract]
OPERATING LEASES

NOTE 11 – OPERATING LEASES

We are obligated under a triple-net operating lease for our 20,000 square foot manufacturing facility located in Payson, Arizona.  The terms of the lease require a payment of approximately $10,000 per month, which includes an estimate for utilities, taxes, and repairs.  This lease expires in November of 2021.

We believe this facility will be adequate to meet our needs in the near future.  However, we are making plans to expand our building footprint in 2018 to accommodate additional automation equipment.  We intend to pay for these improvements using working capital and will amortize the costs over the remaining lease period.

The following table outlines our future contractual financial obligations associated with this lease by fiscal year in which payment is expected, as of March 31, 2018:

	2019	2020	2021	2022	Total
Payson Lease	$120,000	$120,000	$120,000	$80,000	$440,000

Our executive offices are located in Scottsdale, Arizona where we lease approximately 5,000 square feet under a month-to-month triple net lease for $3,800 per month.  This space houses our principal executive, administration, and marketing functions. We may require additional space in the near future but believe that suitable additional or alternative space will be available on commercially reasonable terms to accommodate our needs. This office building is owned by a related party.  See Note 10.

Total lease and rent expense for the three months ended March 31, 2018 and the year ended December 31, 2017 were $47,400 and $199,950, respectively. There were no lease obligations for the period October 13, 2016 (Inception) to December 31, 2016.